Document and Entity Information	Oct. 11, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001615817
Document Type	8-K
Document Period End Date	Oct. 11, 2019
Entity Registrant Name	C&J Energy Services, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38023
Entity Tax Identification Number	81-4808566
Entity Address, Address Line One	3990 Rogerdale Rd.
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	(713)
Local Phone Number	325-6000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	CJ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false